Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

13.         Leases

Lessee

The Group has operating and finance leases, which primarily consist of office space and equipment. The Group’s leases include options to extend the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The Group has operating leases for office and dormitories in the United States and China. The leases have remaining lease terms of up to 2 years.

Leases recorded on the consolidated balance sheets are summarized as follows:

	December 31,	December 31,
	2021	2022
	US$	US$
Lease Assets
Finance lease assets
Property and equipment, net	18,050,265	—
Real estate properties held for lease, net	7,542,875	—
Total	25,593,140	—
Operating lease ROU assets	3,147,381	5,707,986

Lease Liabilities
Current
Current portion of finance lease	5,557,782	—
Current portion of operating lease	2,061,541	3,780,853
Total	7,619,323	3,780,853
Non-current
Finance lease, net of current portion	—	—
Operating lease, net of current portion	1,286,250	3,310,116
Total	1,286,250	3,310,116

The components of lease expenses recognized are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	US$	US$
Operating lease cost:
Operating lease cost	5,384,851	3,497,729
Short-term lease cost	2,612,901	710,161
Finance lease cost:
Amortization of finance lease assets	2,690,976	—
Interest on the lease liabilities	501,037	69,672

Total lease cost	11,189,765	4,277,562

Supplemental cash flow information related to leases was as follows:

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	US$	US$
Operating cash flows for operating leases	4,485,361	3,996,599
Operating cash flows for finance leases	16,222	—
Financing cash flows for finance leases	1,369,861	—

Maturities of lease liabilities are as follows:

	December 31,
	2022
	Finance Leases	Operating Leases
	US$	US$
Year ending December 31, 2023	—	3,776,934
Year ending December 31, 2024	—	3,555,049
Year ending December 31, 2025	—	296,254
Year ending December 31, 2026	—	—
Total lease payments	—	7,628,236
Less: imputed interest	—	(537,267)
Present value of lease liabilities	—	7,090,969

Other supplemental information related to lease terms and discount rates are summarized below:

	December 31,	December 31,
	2021	2022
Weighted-average remaining lease term (years)
Operating leases	1.69	2.03
Finance leases	0.72	—
Weighted-average discount rate
Operating leases	6.61%	7.42%
Finance leases	6.95%	—